COMMON STOCK Schedule of Changes in SARs (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 01, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		The SARs vest ratably over a three-year period and may be exercised at any point after vesting through 10 years from the date of issuance. Pursuant to the terms of the awards, upon exercise, the executive officers will receive, in shares of common stock, the excess of the market price of the award on the date of exercise over the market price of the award on the date of issuance.
Stock Appreciation Rights (SARs) [Member]
Number of SARs
Outstanding beginning of year, January 1,		50,471	57,282	0	57,282
Awarded		68,361	31,552	57,282
Exercised		0	(25,371)	0
Forfeited		0	(12,992)	0
Outstanding end of year, December 31,	118,832	118,832	50,471	57,282	57,282
Exercisable at December 31,	27,458	27,458	10,636		0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding beginning of year, January 1,		$ 31.61	$ 24.44	$ 0	$ 24.44
Awarded		$ 30.19	$ 43.95	$ 24.44
Exercised		$ 0.00	$ 24.44	$ 0
Forfeited		$ 0.00	$ 43.95	$ 0
Outstanding end of year, December 31,	$ 30.80	$ 30.80	$ 31.61	$ 24.44	$ 24.44
Exercisable at December 31,	$ 28.84	$ 28.84	$ 24.44		$ 0
Weighted-Average Remaining Contractual Term (in years)
Outstanding at December 31,		8 years 4 months 24 days	8 years 7 months 6 days
Exercisable at December 31,		7 years 6 months 1 day
Share based compesation aggregate intrinsic valu [Roll Forward]
Outstanding beginning of year, January 1,	$ 486,000	$ 486,000	$ 341,000	$ 1,020,000	$ 1,020,000	$ 0
Awarded		0	0	0
Exercised		0	77,000	0
Forfeited		0	0	0
Outstanding end of year, December 31,	486,000	486,000	341,000	1,020,000	1,020,000	0
Exercisable at December 31,	187,000	187,000	114,000		0
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 1,000,000	$ 1,000,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 9 months 26 days